Operating leases as lessee	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating leases as lessee
14.
Operating leases as lessee

All of the Company's lease arrangements in place during the years ended December 31, 2024 and 2023 are short-term leases as they have lease terms of 12 months or less and do not include options to purchase the underlying assets. Upon adoption of ASC 842, the Company elected not to record short-term leases on its consolidated balance sheet and instead recognize lease payments in its consolidated statement of operations on a straight-line basis over the lease term.